Equity (Share Capital) (Narrative) (Details) ₪ / shares in Units, shares in Thousands, ₪ in Millions, $ in Millions	1 Months Ended
	Sep. 18, 2013 USD ($) shares	Dec. 31, 2015 ₪ / shares shares	Dec. 31, 2014 ₪ / shares shares	Jun. 30, 2013 ILS (₪)
Business Acquisition [Line Items]
Public offering, shares	5,200
Proceeds from public offering | $	$ 462.9
Authorized share capital | ₪				₪ 1.8
Common stock, par value | ₪ / shares		₪ 0.01	₪ 0.01
Common stock, shares authorized		180,000	180,000
Ordinary shares, issued		52,082	50,923
Ordinary shares, outstanding		52,082	50,923